SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 97.5%
Communication Services — 1.8%
550	Nexstar Media Group, Inc.	$95,123

Consumer Discretionary — 11.3%
2,850	Cheesecake Factory, Inc. (The)	178,581
1,930	Genesco, Inc.*	38,002
790	G-III Apparel Group Ltd.*	17,696
260	Group 1 Automotive, Inc.	113,545
340	Oxford Industries, Inc.	13,685
1,105	Patrick Industries, Inc.	101,958
635	Steven Madden Ltd.	15,227
1,730	Taylor Morrison Home Corp.*	106,257
		584,951
Consumer Staples — 1.6%
340	John B Sanfilippo & Son, Inc.	21,502
3,110	TreeHouse Foods, Inc.*	60,396
		81,898
Energy — 4.4%
740	Cactus, Inc., Class A	32,353
3,400	Magnolia Oil & Gas Corp., Class A	76,432
1,830	Matador Resources Co.	87,327
3,850	Select Water Solutions, Inc.	33,264
		229,376
Financials — 25.4%
170	American Financial Group, Inc.	21,456
390	AMERISAFE, Inc.	17,055
1,842	Compass Diversified Holdings	11,568
2,297	Mercantile Bank Corp.	106,604
1,190	Northrim BanCorp, Inc.	110,979
3,950	P10, Inc., Class A	40,369
1,460	Pinnacle Financial Partners, Inc.	161,198
890	Preferred Bank/Los Angeles, CA	77,025
1,270	QCR Holdings, Inc.	86,233
410	Reinsurance Group of America, Inc.	81,328
2,930	Seacoast Banking Corp. of Florida	80,927
896	SouthState Corp.	82,459
1,130	Stewart Information Services Corp.	73,563
1,520	Stock Yards Bancorp, Inc.	120,049
1,090	Wintrust Financial Corp.	135,138
1,950	WSFS Financial Corp.	107,250
		1,313,201
Health Care — 7.8%
530	Addus HomeCare Corp.*	61,051
410	Amphastar Pharmaceuticals, Inc.*	9,414

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
1,630	Astrana Health, Inc.*	$40,554
1,240	Globus Medical, Inc., Class A*	73,185
950	Lantheus Holdings, Inc.*	77,767
920	Merit Medical Systems, Inc.*	86,001
1,770	Omnicell, Inc.*	52,038
		400,010
Industrials — 21.0%
1,220	Arcosa, Inc.	105,786
3,590	Barrett Business Services, Inc.	149,667
1,240	Bowman Consulting Group Ltd.*	35,650
5,710	BrightView Holdings, Inc.*	95,071
950	CBIZ, Inc.*	68,125
2,310	Douglas Dynamics, Inc.	68,076
1,526	Ducommun, Inc.*	126,093
5,640	Gates Industrial Corp. Plc*	129,889
1,248	Greenbrier Cos., Inc. (The)	57,470
1,180	Insteel Industries, Inc.	43,908
370	Moog, Inc., Class A	66,959
210	MYR Group, Inc.*	38,105
240	Standex International Corp.	37,555
1,320	Terex Corp.	61,631
		1,083,985
Information Technology — 7.7%
990	Crane NXT Co.	53,361
1,050	MKS, Inc.	104,328
1,880	Napco Security Technologies, Inc.	55,817
626	Onto Innovation, Inc.*	63,182
800	PC Connection, Inc.	52,624
3,410	Penguin Solutions, Inc.*	67,552
		396,864
Materials — 4.0%
774	Koppers Holdings, Inc.	24,884
640	Materion Corp.	50,797
4,450	Metallus, Inc.*	68,574
190	Reliance, Inc.	59,641
		203,896
Real Estate — 9.1%
1,180	Agree Realty Corp., REIT	86,211
7,600	Chatham Lodging Trust, REIT	52,972
1,250	CubeSmart, REIT	53,125
8,400	DiamondRock Hospitality Co., REIT	64,344
460	EastGroup Properties, Inc., REIT	76,875
2,170	STAG Industrial, Inc., REIT	78,728
11,070	Summit Hotel Properties, Inc., REIT	56,346
		468,601

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Utilities — 3.4%
1,450	Southwest Gas Holdings, Inc.	$107,865
1,330	Unitil Corp.	69,360
		177,225

Total Common Stocks		5,035,130
(Cost $5,070,942)
Exchange Traded Funds — 1.9%
300	iShares Russell 2000 Value ETF	47,328
620	SPDR S&P Biotech ETF	51,417

Total Exchange Traded Funds		98,745
(Cost $96,776)

Investment Company — 1.1%
54,516	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	54,516

Total Investment Company		54,516
(Cost $54,516)

Total Investments		$5,188,391
(Cost $5,222,234) — 100.5%
Liabilities in excess of other assets — (0.5)%		(26,278)
NET ASSETS — 100.0%		$5,162,113

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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